Loan facilities and lines of credit (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Feb. 28, 2023 HKD ($)
Lines of credit and loan facilities
Proceeds from long-term borrowings				¥ 13,157	$ 1,853	¥ 14,101
Short-term debts				5,034		¥ 12,146		$ 709
Debt Instrument, Collateral Amount				23,390
Collateral Pledged [Member]
Lines of credit and loan facilities
Short-term debts				796
long-term borrowings				10,591
Uncollateralized [Member]
Lines of credit and loan facilities
Short-term debts				4,027
long-term borrowings				¥ 2,816
LIBOR
Lines of credit and loan facilities
Percentage over variable rate basis				0.85%	0.85%
Prime Rate [Member]
Lines of credit and loan facilities
Term (in years)						7 years
Maximum borrowing capacity under facilities				¥ 3,000
Percentage over variable rate basis				0.65%	0.65%
Percentage below variable rate basis				1.45%	1.45%
Undrawn balance which will be expired one month prior to the final maturity date				¥ 2,945
Proceeds from long-term borrowings				1,000		¥ 2,000
Term and Revolving Credit Facilities
Lines of credit and loan facilities
Term (in years)							5 years
Maximum borrowing capacity under facilities | $							$ 2,000
Number of arrangers | item							5
Undrawn balance which will be expired one month prior to the final maturity date | $								$ 1,000
Proceeds from long-term borrowings | $		$ 1,000
long-term borrowings				7,083
Term loan facility agreement
Lines of credit and loan facilities
Undrawn balance which will be expired one month prior to the final maturity date				8,500					$ 15,931	$ 9,041
Proceeds from long-term borrowings	¥ 2,741		$ 6,300
Term loan facility agreement | Long Term Borrowings [Member]
Lines of credit and loan facilities
Expected to be proceeds from issuance of long term debt				¥ 8,286
Expected to be repaid the borrowings				December 2028	December 2028
Term loan facility agreement | Hong Kong Interbank Offered Rate | Date falling 6 months from the initial utilization date
Lines of credit and loan facilities
Percentage over variable rate basis				0.70%	0.70%
Term loan facility agreement | Hong Kong Interbank Offered Rate | Initial Utilization date
Lines of credit and loan facilities
Percentage over variable rate basis				0.50%	0.50%
Short-term Debt
Lines of credit and loan facilities
Short-term debts				¥ 10
Long-Term Debt | Prime Rate [Member]
Lines of credit and loan facilities
long-term borrowings				45
Line of Credit [Member]
Lines of credit and loan facilities
Short-term debts				166
long-term borrowings				¥ 8,120